Mineral Property, Pland and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 2,753.4
Mineral property, plant and equipment	2,753.4		$ 2,813.3
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,628.7	$ 2,678.1
Additions	226.5	179.0
Acquisitions of new entities		774.3
Transfers	0.0
Disposals	(8.8)	(2.7)
Mineral property, plant and equipment	3,628.7	2,678.1	3,846.4
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	875.3	759.9
Amortization	160.5	116.5
Disposals	(2.7)	(1.1)
Mineral property, plant and equipment	875.3	759.9	1,033.1
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	769.1
Mineral property, plant and equipment	769.1		814.0
Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,103.0	983.6
Additions	123.4	66.4
Acquisitions of new entities		55.7
Transfers	0.0
Disposals	(8.8)	(2.7)
Mineral property, plant and equipment	1,103.0	983.6	1,217.6
Plant and Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	333.9	273.4
Amortization	72.4	61.6
Disposals	(2.7)	(1.1)
Mineral property, plant and equipment	333.9	273.4	403.6
Mineral Property - Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,588.3
Mineral property, plant and equipment	1,588.3		1,672.2
Mineral Property - Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,118.3	1,343.0
Additions	73.4	56.7
Acquisitions of new entities		718.6
Transfers	98.6
Disposals	0.0	0.0
Mineral property, plant and equipment	2,118.3	1,343.0	2,290.3
Mineral Property - Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	530.0	475.1
Amortization	88.1	54.9
Disposals	0.0	0.0
Mineral property, plant and equipment	530.0	475.1	618.1
Mineral Property - Non-Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	75.4
Mineral property, plant and equipment	75.4		90.7
Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	80.5	66.2
Additions	15.3	14.3
Acquisitions of new entities		0.0
Transfers	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	80.5	66.2	95.8
Mineral Property - Non-Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5.1	5.1
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	5.1	5.1	5.1
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	320.6
Mineral property, plant and equipment	320.6		236.4
Exploration and evaluation assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	326.9	285.3
Additions	14.4	41.6
Acquisitions of new entities		0.0
Transfers	(98.6)
Disposals	0.0	0.0
Mineral property, plant and equipment	326.9	285.3	242.7
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6.3	6.3
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	$ 6.3	$ 6.3	$ 6.3